Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Receivables [Abstract]
Accounts receivable	$ 617,417	¥ 4,286,725		¥ 4,116,549
Allowance for doubtful accounts	(25,551)	(177,401)	$ (27,303)	(189,563)	¥ (93,877)	¥ (43,814)
Accounts receivable, net	$ 591,866	¥ 4,109,324		¥ 3,926,986